UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
                                                -------------------------------

Check here if Amendment [X]; Amendment Number:               1
                                                    ----------------------
  This Amendment (Check only one.):      [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      Astenbeck Capital Management LLC
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           500 Nyala Farm Road
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           Westport, Connecticut 06880
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Form 13F File Number:      028-14243
                           --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jill Arnold
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Title:      Vice President, General Counsel and Secretary
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Phone:      203-221-6180
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Signature, Place, and Date of Signing:

     /s/ Jill Arnold         Westport, Connecticut         February 14, 2013
------------------------  -------------------------  --------------------------
       [Signature]                [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     2
                                           -------------------------

Form 13F Information Table Entry Total:                23
                                           -------------------------

Form 13F Information Table Value Total:             $569,299
                                           -------------------------
                                                  (x thousand)


List of Other Included Managers:


1.    Astenbeck Holdings LLC


2.    AJH Capital LLC

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

         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                                          VALUE     SHRS OR           PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x $1000)   PRN AMT   SH/PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED NONE

ANADARKO PETE CORP               COM         032511 10 7   33,047     444,717   SH           Defined     1, 2           444,717
BP PLC                        SPONSORED ADR  055622 10 4   25,926     622,632   SH           Defined     1, 2           622,632
CAMERON INTERNATIONAL CORP       COM         13342B 10 5   22,812     404,046   SH           Defined     1, 2           404,046
CANADIAN NAT RES LTD             COM         136385 10 1   13,460     466,241   SH           Defined     1, 2           466,241
CHEVRON CORP NEW                 COM         166764 10 0   31,143     287,988   SH           Defined     1, 2           287,988
CME GROUP INC                    COM         12572Q 10 5    1,520      30,000   SH           Defined     1, 2            30,000
CONOCOPHILLIPS                   COM         20825C 10 4   32,139     554,221   SH           Defined     1, 2           554,221
CONTINENTAL RESOURCES INC        COM         212015 10 1   36,295     493,877   SH           Defined     1, 2           493,877
CORE LABORATORIES N V            COM         N22717 10 7   11,748     107,477   SH           Defined     1, 2           107,477
ENSCO PLC                      SHS CLASS A   G3157S 10 6    5,308      89,539   SH           Defined     1, 2            89,539
EOG RES INC                      COM         26875P 10 1   36,183     299,557   SH           Defined     1, 2           299,557
EXXON MOBIL CORP                 COM         30231G 10 2   12,980     149,976   SH           Defined     1, 2           149,976
FREEPORT-MCMORAN COPPER & GO     COM         35671D 85 7   34,833   1,018,495   SH           Defined     1, 2         1,018,495
HALLIBURTON CO                   COM         406216 10 1    9,745     280,926   SH           Defined     1, 2           280,926
NATIONAL OILWELL VARCO INC       COM         637071 10 1   35,086     513,333   SH           Defined     1, 2           513,333
RANGE RES CORP                   COM         75281A 10 9   27,060     430,681   SH           Defined     1, 2           430,681
ROYAL DUTCH SHELL PLC          SPONS ADR A   780259 20 6   30,398     440,870   SH           Defined     1, 2           440,870
SCHLUMBERGER LTD                 COM         806857 10 8   15,447     222,899   SH           Defined     1, 2           222,899
SOUTHWESTERN ENERGY CO           COM         845467 10 9   18,045     540,100   SH           Defined     1, 2           540,100
STATOIL ASA                   SPONSORED ADR  85771P 10 2   56,752   2,266,451   SH           Defined     1, 2         2,266,451
SUNCOR ENERGY INC NEW            COM         867224 10 7   13,365     405,253   SH           Defined     1, 2           405,253
TOTAL S A                     SPONSORED ADR  89151E 10 9   52,471   1,008,873   SH           Defined     1, 2         1,008,873
WHITING PETE CORP NEW            COM         966387 10 2   13,533     312,039   SH           Defined     1, 2           312,039